EMPLOYEES	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
EMPLOYEES	EMPLOYEES
Details of employee costs
(a) Staff costs

(in millions)	Note	2023	2022	2021
The total employment costs, including Executive Directors, were:
Wages and salaries		(226)	(182)	(165)
Social security costs		(37)	(30)	(25)
Pension costs(1)		(14)	(12)	(6)
Share-based payments expense for the year	25	(22)	(16)	(11)
Termination (costs)/reversal(2)		(7)	—	1
Acquisition-related employee costs(2)		(3)	—	—
Total staff costs		$(309)	$(240)	$(206)
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(1)Pension costs predominantly reflect contributions made towards the Group’s defined contribution plans.
(2)Acquisition-related employee costs primarily reflect acceleration of vesting of Opiant employee share compensation and short-term retention costs. Termination costs reflects severance related to the acquisition of Opiant.
Key management is defined as the Executive Committee, a body of 11 employees (2022: 10 employees; 2021: 9 employees) including the CEO and the functional leads directly reporting to the CEO plus all Non-Executive Directors. Compensation awarded to key management was:

(in millions)	2023	2022	2021
Short-term employee benefits	(13)	(10)	(10)
Termination costs	—	—	(1)
Share-based payments expense for the year	(13)	(10)	(7)
Non-Executive Director remuneration	(1)	(1)	(1)
Total compensation awarded	$(27)	$(21)	$(19)
(b) Staff numbers
The average monthly number of persons employed by the Group, including Directors, during the year was:

	2023	2022	2021
Operations	735	675	573
Management	208	178	164
Research and development	108	75	65
Average monthly number of employees	1,051	928	802